Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Other income, gains, and losses
Interest income	$ 270,626	$ 12,027	$ 20,000
Foreign exchange movement on financial liability	(226,908)	(24,883)
Gain from sale of property plant and equipment		16,137
Management fee		47,423
Fair value (loss)/gain on investments	(833,951)	(2,577,419)	565,317
Gain from sale of investment	51,464		232,596
Gain from deconsolidation of Snow Lake Resources			91,778,097
Loss on disposal on Snow Lake Resources			(9,102,187)
Gain on derivative liabilities	624,654	1,870,042	133,649
Impairment of Investment in Snow Lake Resources	(7,687,745)		(45,556,885)
Foreign exchange (loss)/gain	(201,545)	868,392	1,533,601
Share of (losses)/profits of associate accounted for using equity method	(1,975,595)	(6,254,759)	29,088
Total other income, gains , and losses	(9,979,000)	(6,043,040)	39,633,276
Administration expenses	(3,536,622)	(2,721,273)	(2,980,714)
Contractors & consultants	(1,264,728)	(739,380)	(907,623)
Share based payments	(335,669)	(780,235)	(1,200,053)
Amortization of financial liability	(577,961)	(928,281)
Finance costs	(695,312)	(359,031)	(142,065)
Total expenses	(6,410,292)	(5,528,200)	(5,230,455)
(Loss)/Profit Before Income Tax Expense	(16,389,292)	(11,571,240)	34,402,821
Income tax expense
(Loss)/Profit After Income Tax Expense for the Year	(16,389,292)	(11,571,240)	34,402,821
Other Comprehensive Income
Foreign currency translation	61,491	1,941,562	3,694,472
Other comprehensive income for the year, net of tax	61,491	1,941,562	3,694,472
Total comprehensive (Loss)/Income for the year	(16,327,801)	(9,629,678)	38,097,293
Non-controlling interest	(106,181)	(87,149)	(281,733)
Owners of Nova Minerals Limited	(16,283,111)	(11,484,091)	34,684,554
(Loss)/Profit for the year	(16,389,292)	(11,571,240)	34,402,821
Non-controlling interest	(98,299)	205,159	272,558
Owners of Nova Minerals Limited	$ (16,229,502)	$ (9,834,837)	$ 37,824,735
Basic earnings/(loss) per share	$ (0.08)	$ (0.06)	$ 0.20
Diluted earnings/(loss) per share	$ (0.08)	$ (0.06)	$ 0.18